Investment in Equity Method Investee	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Investee

7. Investment in equity method investee

On October 17, 2016, the Company made a commitment to invest RMB 190 million in cash for 45.9% of the equity interest in Ganzhou QuCampus Technology Co., Ltd (“Ganzhou QuCampus”) which mainly operates computer services, advisory, and online merchandise services. As of December 31, 2017, the Company contributed RMB 70 million in Ganzhou QuCampus and held a 45.9% equity interest in Ganzhou QuCampus. As the Company has significant influence over Ganzhou QuCampus, Ganzhou QuCampus was accounted for as an equity method investment. The cost of the investment over the proportional fair value of the assets and liabilities of the investee is reflected in the Company’s memo accounts as “equity method goodwill”. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. Equity method investments shall continue to be reviewed for impairment in accordance with paragraph ASC 323-10-35-32. The Company’s share of loss in Ganzhou QuCampus for the years ended December 31, 2016 and 2017 was RMB 4,805,183 and RMB 20,676,273 (US$ 3,177,885), respectively, which was recognized in the consolidated statements of comprehensive income. Due to the short operating history of Ganzhou QuCampus, the Company determined that the investment is not impaired as of December 31, 2016 and 2017.